Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 16.7%
	INTERNET 15.7%
4,900	Alphabet, Inc. Class A(1)	$13,628,615
58,000	Match Group, Inc. (1)	6,306,920
44,000	Meta Platforms, Inc. Class A(1)	9,783,840
15,000	Netflix, Inc. (1)	5,618,850
33,000	Roku, Inc. (1)	4,133,910
180,000	Snap, Inc. Class A(1)	6,478,200
140,000	Twitter, Inc. (1)	5,416,600
		51,366,935
	MEDIA 1.0%
24,000	Walt Disney Co. (1)	3,291,840
		54,658,775
CONSUMER DISCRETIONARY 12.6%
	AUTO MANUFACTURERS 2.0%
6,000	Tesla, Inc. (1)	6,465,600

	ENTERTAINMENT 0.8%
145,000	DraftKings, Inc. Class A(1)(2)	2,823,150

	INTERNET 6.3%
30,000	Alibaba Group Holding Ltd. ADR (1)	3,264,000
5,300	Amazon.com, Inc. (1)	17,277,735
		20,541,735
	LEISURE TIME 1.8%
225,000	Peloton Interactive, Inc. Class A(1)	5,944,500

	RETAIL 1.7%
14,000	Ulta Beauty, Inc. (1)	5,575,080
		41,350,065
ENERGY 4.0%
	OIL & GAS 4.0%
95,000	Diamondback Energy, Inc.	13,022,600

FINANCIALS 8.9%
	BANKS 3.8%
150,000	Bank of America Corp.	6,183,000
19,000	Goldman Sachs Group, Inc.	6,271,900
		12,454,900
	DIVERSIFIED FINANCIAL SERVICES 3.8%
52,000	Blackstone, Inc. Class A	6,600,880
30,000	Coinbase Global, Inc. Class A (1)	5,695,800
48,000	Visa, Inc. Class A	10,644,960
		22,941,640
	INTERNET 1.3%
320,000	Robinhood Markets, Inc. Class A (1)(2)	4,323,200
		39,719,740
HEALTHCARE 17.0%
	BIOTECHNOLOGY 13.0%
1,200,000	Amarin Corp. PLC ADR (1)(2)	3,948,000
80,000	Biohaven Pharmaceutical Holding Co. Ltd. (1)	9,485,600
560,000	Exelixis, Inc. (1)	12,695,200
180,000	Global Blood Therapeutics, Inc. (1)	6,235,200
180,000	Intercept Pharmaceuticals, Inc. (1)(2)	2,928,600
28,000	Vertex Pharmaceuticals, Inc. (1)	7,307,160
		42,599,760
	HEALTHCARE PRODUCTS 2.6%
122,000	Exact Sciences Corp. (1)	8,530,240

	PHARMACEUTICALS 1.4%
9,000	DexCom, Inc. (1)	4,604,400
		55,734,400
INDUSTRIALS 6.0%
	INTERNET 6.0%
240,000	Lyft, Inc. Class A (1)	9,216,000
290,000	Uber Technologies, Inc. (1)	10,347,200
		19,563,200
INFORMATION TECHNOLOGY 34.8%
	COMMERCIAL SERVICES 2.8%
80,000	PayPal Holdings, Inc. (1)	9,252,000

	COMPUTERS 4.5%
55,000	Apple, Inc.	9,603,550
23,000	Crowdstrike Holdings, Inc. Class A (1)	5,222,840
		14,826,390
	INTERNET 2.4%
25,000	Okta, Inc. (1)	3,774,000
6,000	Shopify, Inc. Class A (1)	4,055,760
		7,829,760
	SEMICONDUCTORS 8.6%
90,000	Micron Technology, Inc.	7,010,100
38,000	NVIDIA Corp.	10,368,680
70,000	QUALCOMM, Inc.	10,697,400
		28,076,180

1

March 31, 2022

Shares		Value
	SOFTWARE 13.3%
36,000	Microsoft Corp.	$11,099,160
19,000	RingCentral, Inc. Class A (1)	2,226,990
40,000	Salesforce.com, Inc. (1)	8,492,800
9,000	ServiceNow, Inc. (1)	5,012,010
46,000	Splunk, Inc. (1)	6,836,060
30,000	Twilio, Inc. Class A (1)	4,944,300
20,000	Workday, Inc. Class A (1)	4,789,200
		43,400,520
		103,384,850

TOTAL COMMON STOCKS (Cost $254,586,153)		327,433,630

SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
2,024,739	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (4)	2,024,739
9,702,169	State Street Navigator Securities Lending Government Money Market Portfolio (3)	9,702,169
		11,726,908
TOTAL SHORT-TERM INVESTMENTS (Cost $11,726,908)		11,726,908

TOTAL INVESTMENTS IN SECURITIES 103.6% (Cost $266,313,061)		$339,160,538

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.6%)		(11,700,557)
NET ASSETS (5) 100%		$327,459,981

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2022, the market value of the securities on loan was $13,171,559.
(3)	Securities with an aggregate market value of $13,171,559 were out on loan in exchange for collateral including $9,702,169 of cash collateral as of March 31, 2022. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	Rate reflects 7 day yield as of March 31, 2022.
(5)	For federal income tax purposes, the aggregate cost was $266,313,061, aggregate gross unrealized appreciation was $111,305,141, aggregate gross unrealized depreciation was $38,457,664 and the net unrealized appreciation was $72,847,477.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$327,433,630	$—	$—	$327,433,630
Short-Term Investments	11,726,908	—	—	11,726,908
Total Investments in Securities	$339,160,538	$—	$—	$339,160,538

* See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.